INCOME TAXES	12 Months Ended
Mar. 31, 2024
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

(a) Provision for current tax

No provision has been made for current income taxes as the Company has no taxable income.

(b) Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized.

At March 31, 2024, the Company has unused non-capital loss carry forwards of approximately $9,600,000 (March 31, 2023 - $10.4 million; March 31, 2022 - $10.7 million).

At March 31, 2023, the Company has resource tax pools of approximately $31,200,000 (March 31, 2023 - $31.1 million; March 31, 2022 - $31 million) available in Canada, which may be carried forward and utilized to offset future taxes related to certain resource income.

(c) Reconciliation of effective tax rate

	March 31,	March 31,
	2024	2023

Net income (loss) for the year	(43,450)	(32,583)
Total income tax expense	-	-
Net income (loss) excluding income tax	(43,450)	(32,583)

Income tax expense (recovery) using the Company's tax rate	(12,000)	(9,000)
Non-deductible expenses and other	154,000	142,000
Change in deferred tax rates	-	-
Temporary difference booked to reserve	(13,000)	(23,000)
Deferred income tax assets not recognized	(129,000)	(110,000)
	–	–

The Company’s statutory tax rate was 27% (2023 – 27%; 2022 – 27%) and its effective tax rate is nil (2023 – nil; 2022 – nil).

(d) Deductible temporary differences

At March 31, 2024, the Company had the following deductible temporary differences for which no deferred tax asset was recognized:

Expiry	Tax Losses (Capital)	Tax Losses (Non-Capital)	Resource Pools	Other
Within one year	-	-	-	-
One to five years	-	-	-	-
After five years	-	9,647,000	-	1,011,000
No expiry date	2,165,000	-	31,250,000	77,000
	2,165,000	9,647,000	31,250,000	1,088,000